Document And Entity Information	6 Months Ended
Jun. 30, 2023
Document Information [Line Items]
Entity Central Index Key	0001677940
Entity Registrant Name	BeyondSpring Inc.
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2023
Document Type	6-K
Entity File Number	001-38024
Entity Address, Address Line One	100 Campus Drive, West Side, 4th Floor, Suite 410
Entity Address, City or Town	Florham Park
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07932
Document Period End Date	Jun. 30, 2023